Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Note 9:	Income Taxes

The provision for income taxes includes these components:

	2013	2012
	(In thousands)

Taxes currently payable	$683	$435
Deferred income taxes (benefit)	(327)	111

Income tax expense	$356	$546

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2013	2012
	(In thousands)

Computed at the statutory rate (34%)	$1,009	$1,001
(Decrease) increase resulting from
Tax exempt interest	(148)	(231)
Earnings on bank-owned life insurance - net	(472)	(156)
Other	(33)	(68)

Actual tax expense	$356	$546

The tax effects of temporary differences related to deferred taxes shown on the balance sheets were:

	2013	2012
	(In thousands)

Deferred tax assets
Allowance for loan losses	$506	$371
Stock based compensation	350	333
Allowance for losses on foreclosed real estate	101	101
Deferred compensation	696	655
Employee benefit expense	––	553
Intangible assets	116	54
Non-accrual loan interest	87	58
Unrealized losses on securities available for sale	218	––
Alternative minimum taxes	18	79

Total deferred tax assets	2,092	2,204

Deferred tax liabilities
Depreciation	(256)	(277)
Deferred loan costs, net	(238)	(234)
Accretion	(3)	(8)
FHLB stock dividends	(583)	(583)
Mortgage servicing rights	(30)	(38)
Employee benefit expense	(238)	––
Unrealized gains on securities available for sale	––	(177)

Total deferred tax liabilities	(1,348)	(1,317)

Net deferred tax asset	$744	$887